Short-Term and Long-Term Financial Liabilities (Details) - USD ($)				6 Months Ended
	Apr. 16, 2025	Mar. 22, 2024	Jul. 10, 2023	Jun. 30, 2025	Dec. 31, 2024
Short-Term and Long-Term Financial Liabilities [Line Items]
Pre-funded notes				$ 78,865,147	$ 70,119,275
Other assets				3,454,253
2028 Convertible Notes [Member]
Short-Term and Long-Term Financial Liabilities [Line Items]
Pre-funded notes			$ 19,274,415
Interest rate of convertible senior notes			15.00%
Amount reduced from convertible note liabilities				82,098,192
Convertible note liabilities, in-the-money amount				$ 79,300,049
Convertible note liabilities, exercise price (in Dollars per share)				$ 1.65
Convertible notes, aggregate principal amount		$ 7,500,000		$ 14,875,750
2029 Convertible Notes [Member]
Short-Term and Long-Term Financial Liabilities [Line Items]
Interest rate of convertible senior notes	12.50%
Convertible notes, aggregate principal amount	$ 23,000,000
Convertible Notes [Member]
Short-Term and Long-Term Financial Liabilities [Line Items]
Rate of interest				15.00%
Maturity description				P4Y3M
Private Investment in Public Equity (PIPE) [Member]
Short-Term and Long-Term Financial Liabilities [Line Items]
Net proceeds from PIPE financing			$ 35,500,000
Amount Subscribed [Member] | 2029 Convertible Notes [Member]
Short-Term and Long-Term Financial Liabilities [Line Items]
Convertible notes, aggregate principal amount				$ 4,000,000
Amount Unsubscribed [Member] | 2029 Convertible Notes [Member]
Short-Term and Long-Term Financial Liabilities [Line Items]
Convertible notes, aggregate principal amount				$ 19,000,000
Cash Interest [Member] | Convertible Notes [Member]
Short-Term and Long-Term Financial Liabilities [Line Items]
Rate of interest				10.00%
Payment in Kind (PIK) Note [Member] | Convertible Notes [Member]
Short-Term and Long-Term Financial Liabilities [Line Items]
Interest rate of convertible senior notes				12.50%
Rate of interest				5.00%
Convertible Notes [Member]
Short-Term and Long-Term Financial Liabilities [Line Items]
Interest rate of convertible senior notes				12.50%